Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	$ 11,805,505	$ 394,701	$ 9,131,814
Investments in joint ventures	279,702	9,351	180,494
Investments accounted for using the equity method	$ 12,085,207	$ 404,052	$ 9,312,308	$ 48,753,751